[MFS(SM) INVESTMENT MANAGEMENT(R) LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                   PROSPECTUS
MAY 1, 2006                                                        INITIAL CLASS

MFS(R) CAPITAL OPPORTUNITIES SERIES

MFS(R) EMERGING GROWTH SERIES

MFS(R) GLOBAL EQUITY SERIES

MFS(R) HIGH INCOME SERIES

MFS(R) INVESTORS GROWTH STOCK SERIES

MFS(R) INVESTORS TRUST SERIES

MFS(R) MID CAP GROWTH SERIES

MFS(R) MONEY MARKET SERIES

MFS(R) NEW DISCOVERY SERIES

MFS(R) RESEARCH SERIES

MFS(R) RESEARCH BOND SERIES

MFS(R) STRATEGIC INCOME SERIES

MFS(R) TOTAL RETURN SERIES

MFS(R) UTILITIES SERIES

MFS(R) VALUE SERIES

This Prospectus describes 15 series of the MFS Variable Insurance Trust (referred to as the trust), each of which offers Initial Class shares.

 1. MFS CAPITAL OPPORTUNITIES SERIES seeks capital appreciation (referred to as the Capital Opportunities Series).

 2. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

 3. MFS GLOBAL EQUITY SERIES seeks capital appreciation (referred to as the Global Equity Series).

 4. MFS HIGH INCOME SERIES seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series).

 5. MFS INVESTORS GROWTH STOCK SERIES seeks to provide long-term growth of capital and future income rather than current income (referred to as the Investors Growth Stock Series).

 6. MFS INVESTORS TRUST SERIES seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income (referred to as the Investors Trust Series).

 7. MFS MID CAP GROWTH SERIES seeks long-term growth of capital (referred to as the Mid Cap Growth Series).

 8. MFS MONEY MARKET SERIES seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity (referred to as the Money Market Series).

 9. MFS NEW DISCOVERY SERIES seeks capital appreciation (referred to as the New Discovery Series).

 10. MFS RESEARCH SERIES seeks to provide long-term growth of capital and future income (referred to as the Research Series).

 11. MFS RESEARCH BOND SERIES seeks total return (high current income and long-term growth of capital) (referred to as the Research Bond Series).

 12. MFS STRATEGIC INCOME SERIES seeks high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation. (referred to as the Strategic Income Series).

 13. MFS TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series).

 14. MFS UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series).

 15. MFS VALUE SERIES seeks capital appreciation and reasonable income (referred to as Value Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                            PAGE
I    Expense Summary                                                           1

II   Risk Return Summary                                                       3

      1.  Capital Opportunities Series                                         3

      2.  Emerging Growth Series                                               6

      3.  Global Equity Series                                                 9

      4.  High Income Series                                                  12

      5.  Investors Growth Stock Series                                       15

      6.  Investors Trust Series                                              17

      7.  Mid Cap Growth Series                                               20

      8.  Money Market Series                                                 23

      9.  New Discovery Series                                                26

      10. Research Series                                                     29

      11. Research Bond Series                                                32

      12. Strategic Income Series                                             36

      13. Total Return Series                                                 41

      14. Utilities Series                                                    46

      15. Value Series                                                        51

III  Certain Investment Strategies and Risks                                  54

IV   Management of the Series                                                 54

V    Description of Shares                                                    56

VI   Other Information                                                        56

VII  Financial Highlights                                                     58

     Appendix A -- Investment Techniques and Practices                       A-1

     The trust offers Initial Class shares of its 16 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans and to other eligible investors. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Fifteen of these are described below.

I    EXPENSE SUMMARY

-    EXPENSE TABLE

     This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These expenses do NOT take into account the fees and expenses imposed by the investment vehicle through which an investment in a series is made. If these fees and expenses were included, expenses shown would be higher.

     ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                       CAPITAL     EMERGING     GLOBAL       HIGH       INVESTORS     INVESTORS
                                                   OPPORTUNITIES    GROWTH      EQUITY      INCOME     GROWTH STOCK     TRUST
                                                       SERIES       SERIES      SERIES      SERIES        SERIES        SERIES
                                                   -------------   --------     ------      ------     ------------   ---------
     Management Fee                                     0.75%        0.75%       1.00%       0.75%         0.75%         0.75%
     Other Expenses(1)                                  0.23%        0.13%       0.48%       0.15%         0.15%         0.13%
                                                        ----         ----        ----        ----          ----          ----
     Total Annual Series Operating Expenses(1)          0.98%        0.88%       1.48%       0.90%         0.90%         0.88%
       Fee Reductions                                  (0.08)%(2)     N/A       (0.33)%(2)  (0.00)%(2)      N/A           N/A
                                                        ----         ----        ----        ----          ----          ----
     Net Expenses(1)                                    0.90%        0.88%       1.15%       0.90%         0.90%         0.88%

                                                      MID CAP     MONEY        NEW                   RESEARCH       STRATEGIC
                                                      GROWTH      MARKET    DISCOVERY    RESEARCH      BOND          INCOME
                                                      SERIES      SERIES      SERIES      SERIES      SERIES          SERIES
                                                      -------     ------    ---------    --------    --------       ---------
     Management Fee                                    0.75%       0.50%       0.90%       0.75%       0.60%           0.75%
     Other Expenses(1)                                 0.17%       2.33%       0.16%       0.18%       0.52%           0.50%
                                                       ----        ----        ----        ----        ----            ----
     Total Annual Series Operating Expenses(1)         0.92%       2.83%       1.06%       0.93%       1.12%           1.25%
       Fee Reductions                                   N/A       (2.23)%(2)    N/A         N/A       (0.42)%(2)(3)   (0.35)%(2)
                                                       ----        ----        ----        ----        ----            ----
     Net Expenses(1)                                   0.92%       0.60%       1.06%       0.93%       0.70%           0.90%

                                                         TOTAL
                                                         RETURN     UTILITIES      VALUE
                                                         SERIES       SERIES       SERIES
                                                         ------     ---------      ------
     Management Fee                                       0.75%        0.75%        0.75%
     Other Expenses(1)                                    0.09%        0.15%        0.16%
                                                          ----         ----         ----
     Total Annual Series Operating Expenses(1)            0.84%        0.90%        0.91%
       Fee Reductions                                      N/A          N/A        (0.01)%(2)
                                                          ----         ----         ----
     Net Expenses(1)                                      0.84%        0.90%        0.90%

----------
     (1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.
     (2) MFS has agreed in writing to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense offset arrangements described above), do not exceed 0.15% annually (0.20% annually for the Research Bond Series and 0.10% annually for the Money Market Series). This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This written fee arrangement will continue until at least April 30, 2007.
     (3) MFS has agreed in writing to waive its right to receive 0.10% of the management fee annually. This written agreement will remain in effect until modified by the series' Board of Trustees and MFS.

-    EXAMPLE OF EXPENSES--INITIAL CLASS

     THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY THE INVESTMENT VEHICLE THROUGH WHICH YOUR INVESTMENT IN A SERIES IS MADE. If these fees and expenses were included, expenses shown would be higher.

      The examples assume that:

       - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

       - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

       - The series' operating expenses remain the same, except that total operating expenses are assumed to be the series' "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary--Expense Table" above).

      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                       PERIOD
                                                     -----------------------------------------
                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
     -----------------------------------------------------------------------------------------
     Capital Opportunities Series                    $     92   $    304   $    534   $  1,194
     Emerging Growth Series                                90        281        488      1,084
     Global Equity Series                                 117        436        777      1,740
     High Income Series                                    92        287        498      1,108
     Investors Growth Stock Series                         92        287        498      1,108
     Investors Trust Series                                90        281        488      1,084
     Mid Cap Growth Series                                 94        293        509      1,131
     Money Market Series                                   61        665      1,295      2,995
     New Discovery Series                                 108        337        585      1,294
     Research Series                                       95        296        515      1,143
     Research Bond Series                                  72        293        532      1,219
     Strategic Income Series                               92        362        653      1,480
     Total Return Series                                   86        268        466      1,037
     Utilities Series                                      92        287        498      1,108
     Value Series                                          92        289        503      1,119

II   RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

     1:  CAPITAL OPPORTUNITIES SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class, assuming the reinvestment of distributions.

[CHART]

1997    26.47%
1998    26.80%
1999    47.42%
2000    (3.66%)
2001   (23.48%)
2002   (29.69%)
2003    27.39%
2004    12.46%
2005     1.69%

          During the period shown in the bar chart, the highest quarterly return was 27.90% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (26.59)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                         1 YEAR   5 YEAR    LIFE*
     Capital Opportunities Series--Initial Class Shares    1.69%   (4.76)%   7.33%
     Standard & Poor's 500 Stock Index+**                  4.91%    0.54%    9.07%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations on August 14, 1996, through December 31, 2005. Index returns are from August 1, 1996.
     +    Source: Standard and Poor's Micropal, Inc.
     ** The Standard & Poor's 500 Stock Index (the S&P 500) measures the broad U.S. stock market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGERS           PRIMARY ROLE        SINCE       TITLE AND FIVE YEAR HISTORY
     -----------------------   ------------------   ---------    -------------------------------
     Jeffrey C. Constantino    Portfolio Manager       2005      Vice President of MFS; employed
                                                                 in the investment management
                                                                 area of MFS since 2000.

     Gregory W. Locraft, Jr.   Portfolio Manager       2005      Vice President of MFS;
                                                                 employed in the investment
                                                                 management area of MFS since
                                                                 1998.

     2:  EMERGING GROWTH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises which MFS believes have above-average growth prospects or whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

               -    have limited product lines, markets and financial resources

               -    are dependent on management by one or a few key individuals

               - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996    17.02%
1997    21.90%
1998    34.16%
1999    76.71%
2000   (19.61%)
2001   (33.49%)
2002   (33.76%)
2003    30.23%^
2004    12.96%
2005     9.19%

----------
     ^ The series' 2003 total return includes proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 29.48% (see Financial Highlights for more information).

          During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (29.03)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                     1 YEAR    5 YEAR^    10 YEAR^
     Emerging Growth Series--Initial Class Shares      9.19%     (6.68)%      6.76%
     Russell 3000 Growth Index*+                       5.17%     (3.15)%      6.48%

----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").

     *    Source: Standard & Poor's Micropal, Inc.
     +    The Russell 3000 Growth Index measures U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER            PRIMARY ROLE        SINCE      TITLE AND FIVE YEAR HISTORY
     -----------------------   ------------------   ---------    ----------------------------
     Eric B. Fischman            Lead Portfolio        2002      Vice President of MFS;
                                   Manager                       employed in the investment
                                                                 management area of MFS since
                                                                 2000. Prior to 2000
                                                                 Mr. Fischman was employed as
                                                                 an Equity Research Analyst
                                                                 for State Street Research &
                                                                 Management Co.

     David E. Sette-Ducati     Portfolio Manager       2000      Senior Vice President of
                                                                 MFS; employed in the
                                                                 investment management area
                                                                 of MFS since 1995.

     3:  GLOBAL EQUITY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts for those securities, of U.S. and foreign (including emerging market) issuers. The series spreads its investments across these markets and focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded. The series' investments may include securities traded in the over-the-counter
     (OTC) markets. Under normal market conditions, the series invests in at least three different countries, one of which is the United States.

     A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country, (b) has its principal securities trading market in a country, (c) derives 50% or more of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purposes of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

2000    (7.09%)
2001    (9.95%)
2002   (11.89%)
2003    27.84%
2004    18.28%
2005     7.68%

          During the period shown in the bar chart, the highest quarterly return was 15.12% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (14.45)% (for the calendar quarter ended September 30, 2002).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    LIFE*
     Global Equity Series--Initial Class Shares          7.68%      5.25%    6.12%
     Morgan Stanley Capital International (MSCI)
       World Index#+                                    10.02%      2.64%    2.17%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2005. Index returns are from May 1, 1999.

     #    Source: Standard & Poor's Micropal, Inc.
     + The Morgan Stanley Capital International (MSCI) World Index measures stock markets in the developed world.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

     PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGERS     PRIMARY ROLE      SINCE     TITLE AND FIVE YEAR HISTORY
     ------------------  ------------------   -----   -------------------------------
     David Mannheim      Portfolio Manager    1999    Senior Vice President of MFS;
                                                      employed in the investment
                                                      management area of MFS since
                                                      1988.

     Simon Todd          Portfolio Manager    2005    Vice President of MFS and a
                                                      Chartered Financial Analyst;
                                                      employed in the investment
                                                      management area of MFS since
                                                      2000.

     4:  HIGH INCOME SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

     While the series focuses its investments on bonds issued by corporations or similar entities, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather primarily performs its own independent credit analysis.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -    JUNK BOND RISK:

               - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

               - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996    11.80%
1997    13.62%
1998    (0.18%)
1999     6.44%
2000    (6.67%)
2001     2.07%
2002     2.56%
2003    17.96%
2004     9.15%
2005     2.16%

          During the period shown in the bar chart, the highest quarterly return was 5.95% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (7.28)% (for the calendar quarter ended September 30, 1998).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


     RETURNS BEFORE TAXES                                 1 YEAR     5 YEAR    10 YEAR
       High Income Series--Initial Class Shares             2.16%      6.61%      5.66%
       Lehman Brothers U.S. High-Yield Corporate Bond
         Index#+                                            2.74%      8.85%      6.54%
       Lipper High Current Yield Bond Index##++*            2.03%      6.56%      5.20%

----------

     #    Source: Standard & Poor's Micropal, Inc.
     ##   Source: Lipper Inc.
     + The Lehman Brothers U.S. High-Yield Corporate Bond Index measures the performance of the high yield bond market.
     ++ The Lipper High Current Yield Bond Index measures the 30 largest retail mutual funds in the Lipper High Yield category.
     * Effective April 8, 2005 we no longer use the Lipper High Current Yield Bond Index as a benchmark because we believe the Lehman Brothers U.S. High-Yield Corporate Bond Index better reflects the series' investment policies and objectives.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGERS     PRIMARY ROLE      SINCE     TITLE AND FIVE YEAR HISTORY
     ------------------  -----------------    -----   -------------------------------
     John Addeo          Portfolio Manager    2004    Vice President of MFS; employed
                                                      in the investment management
                                                      area of MFS since 1998.

     Scott B. Richards   Portfolio Manager    2004    Vice President of MFS; employed
                                                      in the investment management
                                                      area of MFS since 2004. Prior
                                                      to 2004 Mr. Richards was Head
                                                      of the High Yield Group at
                                                      Columbia Management Group from
                                                      1999 to 2003.

     5:  INVESTORS GROWTH STOCK SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to provide long-term growth of capital and future income rather than current income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - GROWTH COMPANIES RISK: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (E.G., as represented by the Standard and Poor's 500 Composite Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

2000     (6.17%)
2001    (24.14%)
2002    (27.53%)
2003     23.02%
2004      9.18%
2005      4.49%

          During the period shown in the bar chart, the highest quarterly return was 14.81% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (21.49)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

          AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                        1 YEAR     5 YEAR      LIFE
     Investors Growth Stock Series--Initial Class
       Shares                                             4.49%     (5.06)%     0.20%
     Russell 1000 Growth Index**+                         5.26%     (3.58)%    (3.14)%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2005. Index return is from May 1, 1999.

     **   Source: Standard & Poor's Micropal, Inc.

     +    The Russell 1000 Growth Index measures large-cap U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGERS            PRIMARY ROLE          SINCE     TITLE AND FIVE YEAR HISTORY
     ---------------------   ----------------------    --------   -----------------------------
     Stephen Pesek           Portfolio Manager          1999      Senior Vice President of MFS;
                                                                  employed in the investment
                                                                  management area of MFS
                                                                  since 1994.

     S. Irfan Ali            Portfolio Manager          2003      Senior Vice President of MFS;
                                                                  employed in the investment
                                                                  management area of MFS
                                                                  since 1993.

     Maureen H. Pettirossi   Portfolio Manager          2005      President of MFS; employed in
                                                                  the investment management
                                                                  area of MFS since 2002;
                                                                  Senior Securities Analyst of
                                                                  Wilke/Thompson Capital
                                                                  Management prior to 2002

     6:  INVESTORS TRUST SERIES

-    INVESTMENT OBJECTIVES

     The series' investment objectives are mainly to provide long-term growth of capital and secondarily to provide reasonable current income. These objectives may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter (OTC) markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The adviser considers the portfolio's overall prospects for appreciation as well as income in managing the series.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign equity securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     - OVER-THE COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996    24.46%
1997    29.78%
1998    22.32%
1999     6.69%
2000    (0.15%)
2001   (15.95%)
2002   (20.96%)
2003    22.15%
2004    11.36%
2005     7.31%

          During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (15.43)% (for the calendar quarter ended September 30, 2002).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                        1 YEAR     5 YEAR    10 YEAR
     Investors Trust Series--Initial Class Shares         7.31%     (0.62)%     7.40%
     Standard & Poor's 500 Stock Index+*                  4.91%      0.54%      9.07%

----------

     +    Source: Standard & Poor's Micropal, Inc.
     * The Standard & Poor's 500 Stock Index (the S&P 500) measures the broad U.S. stock market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER            PRIMARY ROLE           SINCE      TITLE AND FIVE YEAR HISTORY
     ---------------------   ----------------------    --------    -----------------------------
     T. Kevin Beatty            Portfolio Manager        2004      Vice President of MFS;
                                                                   employed in the investment
                                                                   management area of MFS since
                                                                   2002. Prior to 2002
                                                                   Mr. Beatty was an equity
                                                                   analyst for State Street
                                                                   Research Management Co. and
                                                                   an investment research
                                                                   analyst at Fleet Investment
                                                                   Advisors.

     Nicole M. Zatlyn           Portfolio Manager        2005      Vice President of MFS;
                                                                   employed in the investment
                                                                   management area of MFS since
                                                                   2001. Prior to 2001,
                                                                   Ms. Zatlyn was an Investment
                                                                   Analyst at Bowman Capital
                                                                   Management from 1999 to 2001.

     7:  MID CAP GROWTH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which the series' investment adviser believes have above-average growth potential.

     Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the series' investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. The adviser generally expects that it will invest primarily in medium market capitalization companies with market capitalizations in excess of $1 billion. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the series' 80% investment policy. As of January 31, 2006, the top of the Russell Midcap Growth Index range was about $22.7 billion. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     The series may establish "short" positions in specific securities or indices through short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MID CAP GROWTH COMPANY RISK: Prices of growth company securities held by the series may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security, and may decline to a greater extent or rise less than the overall equity markets (e.g., as represented by the Standard and Poor's 500 Composite Stock Index). Investments in medium capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.

     - OVER-THE COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - SHORT SALES RISK: The series will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the series must cover its short position subject to prevailing market rates, the potential loss is unlimited.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

2001    (17.55%)
2002    (43.20%)
2003     37.03%
2004     14.56%
2005      3.11%

          During the period shown in the bar chart, the highest quarterly return was 28.69% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (33.66)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR      LIFE*
     Mid Cap Growth Series--Initial Class Shares         3.11%     (5.39)%    (5.20)%
     Russell Midcap Growth Index+**                     12.10%      1.38%     (2.54)%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations on April 28, 2000, through December 31, 2005. Index returns are from May 1, 2000.
     +    Source: Standard & Poor's Micropal, Inc.
     **   The Russell Midcap Growth Index measures U.S. mid-cap growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER            PRIMARY ROLE           SINCE      TITLE AND FIVE YEAR HISTORY
     ---------------------   ----------------------    --------    -----------------------------
     David Sette-Ducati          Lead Portfolio          2001      Senior Vice President of MFS;
                                    Manager                        employed in the investment
                                                                   management area of MFS since
                                                                   1995.

     David M. Earnest           Portfolio Manager        2005      Vice President of MFS;
                                                                   employed in the investment
                                                                   management area of MFS since
                                                                   2003; Portfolio Manager and
                                                                   Analyst of Manning & Napier
                                                                   prior to 2003.

     8:  MONEY MARKET SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series is a money market fund, meaning it tries to maintain a share price of $1.00 while paying income to its shareholders. The series will invest in the following types of U.S. dollar denominated money market instruments:

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government, one of its agencies or instrumentalities, or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie
          Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     -    REPURCHASE AGREEMENTS collateralized by U.S. government securities

     - CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND OTHER BANK OBLIGATIONS, provided that the issuing bank has capital, surplus, and undivided profits in excess of $100 million

     - COMMERCIAL PAPER which are rated within the highest credit ratings by one or more rating agencies or which are unrated and considered by MFS to be of comparable quality

     - OTHER SHORT-TERM OBLIGATIONS which are rated within the highest credit ratings by one or more rating agencies or are unrated and considered by MFS to be of comparable quality

     The series may invest up to 35% of its total assets in short-term notes or other debt securities not specifically described in the list above that are of comparable high quality and liquidity. These securities may include U.S. dollar-denominated securities of foreign issuers, including foreign companies, foreign governments and sovereign entities (such as government agencies), foreign banks and U.S. branches of foreign banks. These securities must obtain the highest credit ratings by one or more rating agencies or unrated and considered by MFS to be of comparable quality.

     The series may invest in municipal securities and participation interests in municipal securities issued by banks when yield differentials make investment in these securities attractive. Up to 20% of the series' assets may be invested in these securities. Municipal securities are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village, or authority. Participation interests in municipal securities are interests in holdings of municipal obligations backed by a letter of credit or guarantee from the issuing bank.

     A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases. Money market instruments purchased by the series have maturities of 13 months or less, and the average remaining maturity of the securities cannot be greater than 90 days.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. Please note that there are many circumstances which could prevent the series from achieving its objective, that are not described here.

     - MONEY MARKET INSTRUMENTS RISK: Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Although the series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the series. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government.

     - FOREIGN SECURITIES RISK: An investment in the series may involve a greater degree of risk than an investment in a series that invests only in debt obligations of U.S. domestic issuers. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

     -    Municipal Securities Risk:

               - INTEREST RATE RISK: As with any fixed income security, the prices of municipal securities in the series' portfolio will generally fall when interest rates rise. Conversely, when interest rates fall, the prices of municipal securities in the series' portfolio will generally rise.

               - MATURITY RISK: Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other municipal securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the series' municipal security investments will affect the volatility of the series' share price.

               - CREDIT RISK: Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

               - GENERAL OBLIGATIONS AND REVENUE OBLIGATIONS RISK: The series may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The series may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE SERIES SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE SERIES.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996    4.55%
1997    4.91%
1998    4.91%
1999    4.62%
2000    5.93%
2001    3.72%
2002    1.31%
2003    0.61%
2004    0.78%
2005    2.73%

          During the period shown in the bar chart, the highest quarterly return was 1.53% (for the calendar quarter ended September 30, 2000) and the lowest quarterly return was 0.12% (for the calendar quarters ended March 31, 2004 and June 30, 2004).

     PERFORMANCE TABLE

     This table shows the average annual total returns of the series' shares for certain periods and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    10 YEAR
     Money Market Series--Initial Class Shares           2.73%      1.82%      3.39%

     If you would like the series' current yield, contact the MFS Service Center at the toll free number set forth on the back cover page.

     9:  NEW DISCOVERY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment. As of January 31, 2006, the range of companies in the Russell 2000 Growth Index was between $25 million and $4.8 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the series must cover its short position subject to prevailing market rates, the potential loss is unlimited.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - EMERGING GROWTH COMPANIES RISK: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

               -    have limited product lines, markets and financial resources

               -    are dependent on management by one or a few key individuals

               - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - SMALL CAPITALIZATION COMPANIES RISK: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     - SHORT SALES RISK: The series will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the series must cover its short position subject to prevailing market rates, the potential loss is unlimited.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1999    73.41%
2000    (1.99%)
2001    (5.03%)
2002   (31.63%)
2003    33.72%
2004     6.52%
2005     5.25%

          During the period shown in the bar chart, the highest quarterly return was 53.31% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (23.50)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR    5 YEARS      LIFE*
     New Discovery Series--Initial Class Shares          5.25%     (0.54)%     7.09%
     Russell 2000 Growth Index+**                        4.15%      2.28%      1.46%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2005. Index returns are from May 1, 1998.
     +    Source: Standard & Poor's Micropal, Inc.
     **   The Russell 2000 Growth Index measures U.S. small-cap growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio manager is primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER            PRIMARY ROLE          SINCE       TITLE AND FIVE YEAR HISTORY
     ---------------------   ----------------------    --------    -----------------------------
     Thomas H. Wetherald        Portfolio Manager        2004      Vice President of MFS;
                                                                   employed in the investment
                                                                   management area of MFS since
                                                                   2002. Prior to 2002
                                                                   Mr. Wetherald was a portfolio
                                                                   manager and research analyst
                                                                   at Manning & Napier Advisors.

     10:  RESEARCH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long-term growth of capital and future income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter (OTC) markets.

     A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' foreign investment advisory affiliates. The committee allocates the series' assets among various sectors. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned sector responsibility.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996         22.33%
1997         20.26%
1998         23.39%
1999         24.05%
2000         (4.85%)
2001        (21.25%)
2002        (24.54%)
2003         24.71%^
2004         15.85%
2005          7.80%

----------
     ^ The 2003 total return included proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 24.49%.

        During the period shown in the bar chart, the highest quarterly return was 21.88% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.46)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                  1 YEAR    5 YEAR^    10 YEAR^
Research Series--Initial Class Shares               7.80%     (1.54)%      7.09%
Standard & Poor's 500 Stock Index*+                 4.91%      0.54%       9.07%

----------

     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     *    Source: Standard & Poor's Micropal, Inc.
     + The Standard & Poor's 500 Stock Index (the S&P 500) measures the broad U.S. stock market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio manager of the Series is set forth below. Further information regarding the series' portfolio manager, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio manager is primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER      PRIMARY ROLE      SINCE     TITLE AND FIVE YEAR HISTORY
     -----------------   ------------------   -----   -------------------------------
     Katrina Mead        Portfolio Manager,   2004    Vice President of MFS; employed
                         General Oversight            in the investment management
                          over a Team of              area of MFS since 1997.
                             Analysts

     11:  RESEARCH BOND SERIES

-    INVESTMENT OBJECTIVES

     The series' investment objective is total return (high current income and long-term growth of capital). This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in fixed income securities. These securities include:

     - U.S. investment grade corporate fixed income securities, which are bonds or other debt obligations issued by U.S. corporations or similar entities which are assigned one of the top four credit ratings by credit rating agencies (e.g., rated AAA, AA, A or BBB) or which are unrated and considered by MFS to be investment grade.

     - U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - U.S. high yield fixed income securities, commonly known as junk bonds, which are bonds assigned lower credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     - Foreign fixed income securities, which are bonds or other debt obligations issued by foreign governments, including emerging market governments, and other foreign or emerging market issuers.

     - Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

     A committee of fixed income research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS International Ltd. (UK), a wholly owned subsidiary of MFS. Each analyst is assigned to follow a distinct category of the fixed income securities markets. The committee allocates the series' assets among the various categories described above, and then individual analysts select what they view as the securities best suited to achieve the series' investment objective within their assigned category. The series' assets may be allocated among some or all of the various categories of fixed income securities.

     The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

     -    futures and forward contracts,

     - options on futures contracts, foreign currencies, securities and bond indices,

     -    structured notes and indexed securities, and

     -    swaps, caps, floors and collars.

     The series may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -    JUNK BOND RISK:

               - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

               - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     -    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

               -    MATURITY RISK:

                    - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                           - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                           - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

                    - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

                    - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

               - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     -    DERIVATIVES RISK:

               - HEDGING RISK: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

               - CORRELATION RISK: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

               - INVESTMENT RISK: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

               - AVAILABILITY RISK: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

               - CREDIT RISK: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     The series commenced investment operations on October 24, 1995. The series changed its name, investment objective, strategies and management team on May 1, 2005. The performance results shown would not necessarily have been achieved had the series current objective, strategies and management team been in effect and is not indicative of future performance.

BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares (both prior to the change in name, investment objective, strategies and management team on May 1, 2005, and since), assuming the reinvestment of distributions.

[CHART]

1996     2.09%
1997    10.14%
1998     6.79%
1999    (1.56%)
2000     9.21%
2001     8.71%
2002     8.92%
2003     9.34%
2004     6.06%
2005     1.51%

        During the period shown in the bar chart, the highest quarterly return was 5.15% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (2.65)% (for the calendar quarter ended March 31, 1996).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares (both prior to the change in name, investment objective, strategies and management team on May 1, 2005, and since) compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    10 YEAR
     Research Bond Series--Initial Class Shares          1.51%      6.87%      6.05%
     Lehman Brothers U.S. Aggregate Bond Index*+         2.43%      5.87%      6.16%

----------

     *    Source: Standard & Poor's Micropal, Inc.
     + The Lehman Brothers U.S. Aggregate Bond Index measures the U.S. bond market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio manager of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio manager is primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER      PRIMARY ROLE       SINCE    TITLE AND FIVE YEAR HISTORY
     -----------------   ------------------    -----   ------------------------------
     Michael Roberge     Portfolio Manager,    2005    Executive Vice President of
                         General Oversight             MFS; employed in the
                           over a Team of              investment management area of
                             Analysts                  MFS since 1996.

     12:  STRATEGIC INCOME SERIES

-    INVESTMENT OBJECTIVES

     The series' investment objective is to provide high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation. The series' objectives may be changed without shareholder approval. Prior to May 1, 2002, the series' investment objective was to provide income and capital appreciation.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in fixed income securities. These securities include:

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - FOREIGN GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by foreign governments; these foreign government securities are either:

               - issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities, or

               - interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities,

     - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables,

     - CORPORATE BONDS, which are bonds or other debt obligations issued by domestic or foreign corporations or similar entities; the series may invest in:

               - investment grade bonds, which are bonds assigned higher credit ratings by credit rating agencies or which are unrated and considered by the adviser to be comparable to higher rated bonds,

               - lower rated bonds, commonly known as junk bonds, which are bonds assigned lower credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds; the series may invest up to 100% of its net assets in junk bonds, and

               - crossover bonds, which are junk bonds that MFS expects will appreciate in value due to an anticipated upgrade in the issuer's credit-rating (thereby crossing over into investment grade bonds), and

     - EMERGING MARKET SECURITIES, which include the types of securities described above, issued by emerging market governments and corporations. These securities also include Brady Bonds, which are long-term bonds issued as part of a restructuring of defaulted commercial loans to emerging market countries.

     The series allocates its investments across these categories of fixed income securities with a view toward broad diversification across these categories and also within these categories. In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

     -    futures and forward contracts,

     - options on futures contracts, foreign currencies, securities and bond indices,

     -    structured notes and indexed securities, and

     -    swaps, caps, floors and collars.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - MATURITY RISK: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -    JUNK BOND RISK:

               - HIGHER CREDIT RISK: Junk bonds (including crossover bonds) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

               - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     -    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK:

               -    Maturity Risk:

                    - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                           - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                           - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

                    - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

                    - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

               - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     -    DERIVATIVES RISK:

               - HEDGING RISK: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

               - CORRELATION RISK: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

               - INVESTMENT RISK: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

               - AVAILABILITY RISK: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

               - CREDIT RISK: When the series uses certain types of derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

     - FOREIGN SECURITIES: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996    4.03%
1997   (1.13%)
1998    7.90%
1999   (2.50%)
2000    4.90%
2001    4.75%
2002    8.40%
2003   10.38%
2004    7.73%
2005    1.89%

        During the period shown in the bar chart, the highest quarterly return was 4.59% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (3.21)% (for the calendar quarter ended March 31, 1997).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    10 YEAR
     Strategic Income Series--Initial Class Shares       1.89%      6.59%      4.56%
     Lehman Brothers U.S. Aggregate Bond Index#@@        2.43%      5.87%      6.16%
     Citigroup World Government Bond Non-Dollar
      Hedged Index#@                                     5.69%      5.13%      7.21%
     Lehman Brothers U.S. High Yield Corporate Bond
      Index#+                                            2.74%      8.85%      6.54%
     JP Morgan Emerging Markets Bond Index Global#@@@   10.73%     12.25%     12.99%

----------

     #    Source: Standard & Poor's Micropal, Inc.
     + The Lehman Brothers U.S. High Yield Corporate Bond Index measures the high-yield bond market.
     @ The Citigroup World Government Non-Dollar Hedged Index measures the government bond markets around the world, ex-U.S.
     @@ The Lehman Brothers U.S. Aggregate Bond Index measures the U.S. bond market.
     @@@ The J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER     PRIMARY ROLE      SINCE     TITLE AND FIVE YEAR HISTORY
     -----------------  ------------------   -----   --------------------------------
     James J. Calmas           Lead          2005    Senior Vice President of MFS;
                         Portfolio Manager           employed in the investment
                                                     management area of MFS since
                                                     1988.

     Robert D. Persons   Investment Grade    2005    Vice President of MFS; employed
                             Corporate               in the investment management
                         Debt Securities             area of MFS since 2000.
                         Portfolio Manager

     Scott B. Richards     High Yield        2005    Vice President of MFS; employed
                         Corporate Debt              in the investment management
                           Securities                area of MFS since 2004; head of
                        Portfolio Manager            the High Yield Group at Columbia
                                                     Management from 1999 to 2003.

     Matthew W. Ryan      Emerging Market    2005    Senior Vice President of MFS;
                          Debt Securities            employed in the investment
                         Portfolio Manager           management area of MFS since
                                                     1997.

     Erik S. Weisman      International      2005    Vice President of MFS; employed
                            Government               in the investment management
                            Securities               area of MFS since 2002;
                         Portfolio Manager           Assistant to the U.S. Executive
                                                     Director for the International
                                                     Monetary Fund from 2000 to 2002.

     13:  TOTAL RETURN SERIES

-    INVESTMENT OBJECTIVES

     The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. These objectives may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

     - at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

     - at least 25% of its net assets in non-convertible fixed income securities.

     The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

     Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

     EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

     - they are viewed by MFS as being temporarily out of favor in the market due to

               -    a decline in the market,

               -    poor economic conditions,

               - developments that have affected or may affect the issuer of the securities or the issuer's industry, or

     -    the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government, one of its agencies or instrumentalities or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

     - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - UNDERVALUED SECURITIES RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government.

     -    JUNK BOND RISK:

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES:

          -    MATURITY RISK:

               - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                     - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

                     - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

               - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

               - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996      14.37%
1997      21.30%
1998      12.33%
1999       3.08%
2000      16.02%
2001       0.25%
2002      (5.17%)
2003      16.32%
2004      11.32%
2005       2.82%

          During the period shown in the bar chart, the highest quarterly return was 10.37% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (7.94)% (for the calendar quarter ended September 30, 2002).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

      AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    10 YEAR
     Total Return Series--Initial Class Shares           2.82%      4.83%      8.96%
     Standard & Poor's 500 Stock Index*+                 4.91%      0.54%      9.07%
     Lehman Brothers U.S. Aggregate Bond Index*@         2.43%      5.87%      6.16%

----------

     *    Source: Standard & Poor's Micropal, Inc.
     + The Standard & Poor's 500 Stock Index (the S&P 500) measures the broad U.S. stock market.
     @ The Lehman Brothers U.S. Aggregate Bond Index measures the U.S. bond market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER       PRIMARY ROLE      SINCE     TITLE AND FIVE YEAR HISTORY
     -----------------       ------------      -----     ---------------------------
     Alan Langsner         Multi-Cap Value     2004      Vice President of MFS;
                          Equities Portfolio             employed in the investment
                              Manager                    management area of MFS
                                                         since 1999.

     Brooks A. Taylor       Lead/Large Cap     2004      Senior Vice President of
                            Value Equities               MFS; employed in the
                          Portfolio Manager              investment management area
                                                         of MFS since 1996.

     Kenneth Enright       Multi-Cap Value     1999      Senior Vice President of
                          Equities Portfolio             MFS; employed in the
                              Manager                    investment management area
                                                         of MFS since 1986.

     Michael Roberge       Debt Securities     2002      Executive Vice President of
                          Portfolio Manager              MFS; employed in the
                                                         investment management area
                                                         of MFS since 1996.

     Steven Gorham         Large-Cap Value     2002      Senior Vice President of
                          Equities Portfolio             MFS; employed in the
                             Manager                     investment management area
                                                         of MFS since 1992.

     Richard O. Hawkins    Debt Securities     2005      Senior Vice President of
                          Portfolio Manager              MFS; employed in the
                                                         investment management
                                                         area of MFS since 1988.

     William Douglas       Mortgage Backed     2004      Vice President of MFS;
                           Debt Securities               employed in the investment
                          Portfolio Manager              management area of MFS
                                                         since 2004. Prior to 2004,
                                                         Mr. Douglas was a Vice
                                                         President and Senior
                                                         Mortgage Analyst at
                                                         Wellington Management Company LLP.

     Nevin P. Chitkara     Large-Cap Value    May 2006   Vice President of MFS;
                          Equities Portfolio             employed in the investment
                              Manager                    management area of MFS
                                                         since 1997.

     14:  UTILITIES SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

     EQUITY INVESTMENTS. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

     Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate. These securities include:

     - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

     - MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series;

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government, one of its agencies or instrumentalities, or a government-sponsored enterprise. Certain U.S. Government securities in which the series may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the series may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government-sponsored enterprise, such as the

          Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government-sponsored enterprises such as FHLBs, Freddie Mac, and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - JUNK BONDS, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     FOREIGN SECURITIES. The series invests in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry,

     - fixed income securities of foreign companies in the utilities industry, and

     -    fixed income securities issued by foreign governments.

     These investments may expose the series to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - CONCENTRATION RISK: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

          -    risks of increases in fuel and other operating costs;

          - restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

          -    coping with the general effects of energy conservation;

          - technological innovations which may render existing plants, equipment or products obsolete;

          -    the potential impact of natural or man-made disasters;

          - difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

          -    the high cost of obtaining financing during periods of inflation;

          - difficulties of the capital markets in absorbing utility debt and equity securities; and

          -    increased competition.

     For example, electric utilities in California have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions.

     Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

     - REGULATION AND DEREGULATION: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utilities companies and great volatility in those companies' securities prices.

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     - MATURITY RISK: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the series may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

     -    JUNK BOND RISK

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

          -    MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

               -    MATURITY RISK:

                     - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                          - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                          - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

                     - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

                     - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

               - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE AND FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996       18.51%
1997       31.70%
1998       18.06%
1999       30.81%
2000        7.07%
2001      (24.20%)
2002      (22.76%)
2003       35.89%
2004       30.20%
2005       16.84%

          During the period shown in the bar chart, the highest quarterly return was 21.53% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.33)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

      AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     5 YEAR    10 YEAR
     Utilities Series--Initial Class Shares             16.84%      3.89%     12.06%
     Standard & Poor's 500 Utilities Index+*            16.84%     (2.24)%     6.79%


----------
     +    Source: Standard & Poor's Micropal, Inc.
     * The Standard & Poor's 500 Utilities Index measures the utilities sector.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER      PRIMARY ROLE      SINCE      TITLE AND FIVE YEAR HISTORY
     -----------------   ------------------   -----      ---------------------------
     Maura Shaughnessy   Equities Portfolio   1995       Senior Vice President of MFS;
                              Manager                    employed in the investment
                                                         management area of MFS
                                                         since 1991.

     Robert Persons       Debt Securities     2005       Vice President of MFS; employed
                         Portfolio Manager               in the investment management
                                                         area of MFS since 2000. Prior
                                                         to 2000 Mr. Persons was a Bond
                                                         Analyst/Portfolio Manager at
                                                         Scudder Kemper Investments.

     15:  VALUE SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital appreciation and reasonable income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES AND STRATEGIES

     The series invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which the adviser believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

     -    they are temporarily out of favor in the market due to

          -    a decline in the market

          -    poor economic conditions

          - developments that have affected or may affect the issuer of the securities or the issuer's industry

     -    the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Composite Stock Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - UNDERVALUED SECURITIES RISK: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

     - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potential lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     - INTEREST RATE RISK: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

     - FOREIGN MARKETS RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in buying and selling these stocks at prevailing market prices.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the series is made. If these fees and expenses were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

2003      24.96%
2004      15.18%
2005       6.66%

          During the period shown in the bar chart, the highest quarterly return was 14.99% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.37)% (for the calendar quarter ended March 31, 2003).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

      AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)


                                                       1 YEAR     LIFE*
     Value Series--Initial Class Shares                  6.66%     7.29%
     Russell 1000 Value Index**+                         7.05%     8.19%

----------

     * Series performance figures are for the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2005. Index returns are from January 1, 2002.
     **   Source: Standard & Poor's Micropal, Inc.
     +    The Russell 1000 Value Index measures large-cap U.S. value stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio manager is primarily responsible for the day-to-day management of the series.


     PORTFOLIO MANAGER      PRIMARY ROLE      SINCE      TITLE AND FIVE YEAR HISTORY
     -----------------   ------------------   -----      ---------------------------
     Steven Gorham       Portfolio Manager     2002      Senior Vice President of MFS;
                                                         employed in the investment
                                                         management area of MFS
                                                         since 1992.

     Nevin P. Chitkara   Portfolio Manager   May 2006    Vice President of MFS;
                                                         employed in the investment
                                                         management area of MFS
                                                         since 1997.

     III  CERTAIN INVESTMENT STRATEGIES AND RISKS

-    FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     Each series may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting the series' transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

-    TEMPORARY DEFENSIVE POLICIES

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-    ACTIVE AND FREQUENT TRADING

     Each series, except for the Money Market Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains, as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

     IV   MANAGEMENT OF THE SERIES

-    INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $163 billion as of December 31, 2005. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee, based on the series' average daily net assets.

     For the fiscal year ended December 31, 2005, each series paid MFS an effective management fee rate as set forth under "Expense Summary--Expense Table" above, except for the following series, which paid MFS an effective management fee for this period as follows:


                                       EFFECTIVE
                                       MANAGEMENT
                                        FEE--FYE
     SERIES                               2005
     ------                               ----
     MFS Research Bond Series             0.53%


     The management fee set forth in each series' Investment Advisory Agreement, as a percentage of such series' average daily net assets, equals its effective fee as set forth under "Expense Summary--Expense Table" above.

     Effective May 1, 2005, MFS agreed in writing to reduce its management fee from 0.60% to 0.50% annually of the series' average daily net assets for MFS Research Bond Series.

     Effective August 1, 2005, MFS agreed in writing to reduce its management fee as a percentage annually of each series' average daily net assets for each series shown as follows:


     SERIES                                MANAGEMENT FEE
     ------                                --------------
     MFS Capital Opportunities Series      From 0.75% to 0.65% on average daily net
                                           assets over $1 billion
     MFS Emerging Growth Series
     MFS High Income Series
     MFS Investors Growth Stock Series
     MFS Investors Trust Series
     MFS Research Series
     MFS Strategic Income Series
     MFS Value Series
     MFS New Discovery Series              From 0.90% to 0.80% on average daily net
                                           assets over $1 billion
     MFS Total Return Series               From 0.75% to 0.65% on average daily net
                                           assets over $3 billion
     MFS Mid Cap Growth Series             From 0.75% to 0.70% on average daily net
                                           assets over $1 billion
     MFS Utilities Series
     MFS Global Equity Series              From 1.00% to 0.90% on average daily net
                                           assets over $1 billion


     These written agreements will remain in effect until modified by the series' Board of Trustees and MFS.

     A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement between the series and MFS is available in each series' Annual Report to shareholders for the fiscal year ended December 31, 2005.

     MFS Fund Distributors, Inc. or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to insurance companies, plan sponsors and other eligible investors to whom shares of the series are offered (collectively, together with their affiliates, "Record Owners") as incentives to market the series or to cooperate with MFD's promotional efforts or in recognition of their marketing and/or administrative support. This compensation, which is paid by MFD, is not reflected in the fees and expenses listed in the fee table section of the series' prospectus. In the case of any one Record Owner, marketing and administrative support payments generally will not exceed 0.25% of the total assets of the series attributable to the Record Owner, on an annual basis. This restriction is subject to certain limited exceptions and may be increased or otherwise modified by MFD from time to time. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to Record Owners.

     These payments may provide an additional incentive to Record Owners to actively promote the series or cooperate with MFD's promotional efforts. Depending on the arrangements in place at any particular time, a Record Owner may have a financial incentive to recommend a particular series or a share class. You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. In addition, you can ask your Record Owner for information about any payments it receives from MFD and any services provided, as well as about any fees and/or commissions it charges in addition to those disclosed in this prospectus. Record Owners that market the series may also act as, or be affiliated with, a broker or dealer in connection with a series' purchase or sale of portfolio securities. However, the series and MFS do not consider a Record Owner's purchases of shares of a series as a factor when choosing brokers or dealers to effect portfolio transactions for the series.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The MFS funds have established a policy with respect to the disclosure of series portfolio holdings. A description of this policy is provided in the Statement of Additional Information. In addition, by clicking on a series name under "Select a fund" on the MFS website, mfs.com, the following information is generally available to you:

     INFORMATION                                                  APPROXIMATE DATE OF POSTING TO WEBSITE
     ---------------------------------------------------------------------------------------------------
     Series' top 10 securities holdings as of each month's end    14 days after month end
     Series' full securities holdings as of each month's end      29 days after month end

     Note that the series or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the website until at least the date on which the series files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

-    ADMINISTRATOR

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-    DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each series.

-    SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

     V    DESCRIPTION OF SHARES

     The trust offers Initial and Service Class shares of each fund (except the Money Market Series which only offers Initial Class shares). Initial Class shares are offered through this prospectus. If you would like to receive a copy of the prospectus for Service Class shares, please call the MFS Service Center. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts, plans, and other eligible investors, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

     VI   OTHER INFORMATION

-    PRICING OF SERIES' SHARES

     The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of series shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the series' do not transact purchase, exchange or redemption orders.

     To determine net asset value, each series' investments, except for MFS Money Market Series, for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

     The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

     Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer, and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

     To determine net asset value, the MFS Money Market Series' investments are generally valued at amortized cost.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

     All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, Plans, and other eligible investors, which are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the series' shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the series is made.

     Insurance companies, plan sponsors and other eligible investors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 10:00 a.m. Eastern time on the next day on which the New York Stock Exchange is open for trading.

-    DISTRIBUTIONS

     Each series (except the Money Market Series) intends to pay substantially all of its net income (including any capital gains) to shareholders at least annually.

     The Money Market Series intends to declare daily as dividends substantially all of its net income (excluding any realized net capital gains) and to pay these dividends to shareholders at least monthly. The series intends to distribute any realized net capital gains at least annually.

-    TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-    RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS

     RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Board of Trustees of the MFS funds has adopted the policies described below, which are designed to discourage frequent fund share transactions. MFS seeks to monitor and enforce these policies, subject to the oversight by the Board of Trustees, pursuant to procedures adopted by MFS.

-    EXCESSIVE TRADING PRACTICES

     PURCHASE AND EXCHANGE LIMITATION POLICIES. As a matter of policy adopted by the Trustees, the series reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), without any prior notice, any purchase or exchange order, including transactions deemed to represent excessive trading (e.g., trading, which in the reasonable judgment of the series or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series). This policy applies to transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

     LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a series or its agents. Therefore, the ability of the series or its agents to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the series or its agents. The insurance company, plan or other eligible investor through which your investment in the series is made may impose transfer limitations and other limitations designed to curtail excessive trading. In addition, the terms of a particular insurance company contract, plan, or other investment vehicle may also limit the ability of the insurance company, plan or other eligible investor to address excessive trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in the series is made for details. Given the limitations of the series or its agents to detect and curtail excessive trading activity and their reliance on an insurance company, plan or other eligible investor to effectively address potential excessive trading activity, there is a risk that the series' policies may not be applied uniformly and may be ineffective to detect or prevent excessive trading practices. As a result, the series can give no assurances that excessive trading practices will not occur in the series, and shareholders may be subject to the risks associated with excessive trading practices as described below.

     EXCESSIVE TRADING RISKS. To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a high level of cash balances would likewise result in lower series investment performance during periods of rising markets.

     For series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as valuation time), excessive trading by certain shareholders may cause dilution in the value of series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' valuation time that influence the value of these foreign securities, investors may seek to trade shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series have procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the series' valuation time. To the extent that a series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of shares of that series held by other shareholders.

     For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a greater degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of series shares held by other shareholders.

-    UNIQUE NATURE OF SERIES

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-    POTENTIAL CONFLICTS

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

     VII  FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The per share data in the financial highlights tables, including total returns, do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce total return. This information has been audited by the trust's independent registered public accounting firm , whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The trust's independent registered public accounting firm is Deloitte & Touche LLP.

1.  CAPITAL OPPORTUNITIES SERIES--INITIAL CLASS

                                                             YEARS ENDED 12/31
                                      --------------------------------------------------------------
                                         2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    13.57   $    12.11   $     9.53   $    13.55   $    19.26
                                      ----------   ----------   ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.06   $     0.09   $     0.05   $     0.02   $     0.01
Net realized and unrealized
gain (loss) on investments and
foreign currency                            0.16         1.41         2.55        (4.03)       (4.32)
                                      ----------   ----------   ----------   ----------   ----------
Total from investment operations      $     0.22   $     1.50   $     2.60   $    (4.01)  $    (4.31)
                                      ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.10)  $    (0.04)  $    (0.02)  $    (0.01)  $    (0.00)(w)
From net realized gain on
investments and foreign
currency transactions                         --           --           --           --        (1.40)
                                      ----------   ----------   ----------   ----------   ----------
Total distributions declared to
shareholders                          $    (0.10)  $    (0.04)  $    (0.02)  $    (0.01)  $    (1.40)
                                      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period        $    13.69   $    13.57   $    12.11   $     9.53   $    13.55
                                      ----------   ----------   ----------   ----------   ----------
Total return (%) (k)(s)(r)                  1.69        12.46(b)     27.39       (29.69)      (23.48)
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.98         0.88         0.94         0.93         0.96
Expenses after expense
reductions(f)                               0.90         0.90(e)      0.90         0.90         0.91
Net investment income                       0.42         0.74         0.45         0.21         0.06
Portfolio turnover                            93           76           65          105          102
Net assets at end of period
(000 Omitted)                         $  137,244   $  158,082   $  150,436   $  105,323   $  163,014

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

2.  EMERGING GROWTH SERIES--INITIAL CLASS

                                                             YEARS ENDED 12/31
                                      -----------------------------------------------------------------
                                         2005         2004          2003          2002         2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    17.52   $    15.51    $    11.91    $    17.98   $     28.85
                                      ----------   ----------    ----------    ----------   -----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment loss(d)                $    (0.05)  $    (0.03)   $    (0.03)   $    (0.04)  $     (0.03)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                    1.66         2.04          3.63         (6.03)        (9.44)
                                      ----------   ----------    ----------    ----------   -----------
Total from investment operations      $     1.61   $     2.01    $     3.60    $    (6.07)  $     (9.47)
                                      ----------   ----------    ----------    ----------   -----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $       --   $       --    $       --    $       --   $     (1.04)
From net realized gain on
investments and foreign currency
transactions                                  --           --            --            --         (0.36)
                                      ----------   ----------    ----------    ----------   -----------
Total distributions declared to
shareholders                          $       --   $       --    $       --    $       --   $     (1.40)
                                      ----------   ----------    ----------    ----------   -----------
Net asset value, end of period        $    19.13   $    17.52    $    15.51    $    11.91   $     17.98
                                      ----------   ----------    ----------    ----------   -----------
Total return (%) (k)(s)(r)                  9.19        12.96(b)      30.23(j)     (33.76)       (33.49)
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.88         0.87          0.87          0.86          0.87
Expenses after expense
reductions(f)                               0.88         0.87          0.87          0.86          0.87
Net investment loss                        (0.29)       (0.17)        (0.22)        (0.24)        (0.14)
Portfolio turnover                            95           99           103           111           231
Net assets at end of period
(000 Omitted)                         $  761,444   $  830,410    $  849,718    $  757,499   $ 1,462,469

----------

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

3.  GLOBAL EQUITY SERIES--INITIAL CLASS

                                                             YEARS ENDED 12/31
                                      -----------------------------------------------------------------
                                         2005         2004         2003            2002         2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    12.80   $    10.86   $     8.50      $     9.69   $    10.80
                                      ----------   ----------   ----------      ----------   ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.09   $     0.06   $     0.06      $     0.05   $     0.04
Net realized and unrealized gain
(loss) on investments and foreign
currency                                    0.86         1.92         2.30           (1.20)       (1.11)
                                      ----------   ----------   ----------      ----------   ----------
Total from investment operations      $     0.95   $     1.98   $     2.36      $    (1.15)  $    (1.07)
                                      ----------   ----------   ----------      ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.04)  $    (0.04)  $    (0.00)(w)  $    (0.04)  $    (0.03)
From net realized gain on
investments and foreign
currency transactions                      (0.22)          --           --              --        (0.01)
                                      ----------   ----------   ----------      ----------   ----------
Total distributions declared to
shareholders                          $    (0.26)  $    (0.04)  $    (0.00)(w)  $    (0.04)  $    (0.04)
                                      ----------   ----------   ----------      ----------   ----------
Net asset value, end of period        $    13.49   $    12.80   $    10.86      $     8.50   $     9.69
                                      ----------   ----------   ----------      ----------   ----------
Total return (%) (r)(k)(s)                  7.68        18.28        27.84          (11.89)       (9.95)
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               1.48         1.56         1.94            2.10         2.22
Expenses after expense
reductions(f)                               1.15         1.15         1.15            1.15         1.16
Net investment income                       0.68         0.53         0.63            0.54         0.44
Portfolio turnover                            52           40           48             148           71
Net assets at end of period
(000 Omitted)                         $   35,415   $   31,983   $   18,212      $    7,364   $    5,623

----------

(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(w)  Per share amount was less than $0.01.

4.  HIGH INCOME SERIES--INITIAL CLASS

                                                             YEARS ENDED 12/31
                                      -----------------------------------------------------------------
                                         2005         2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    10.37   $     9.97    $     8.81    $     9.22    $     9.84
                                      ----------   ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.67   $     0.68    $     0.68    $     0.73    $     0.90
Net realized and unrealized
gain (loss) on investments
and foreign currency                       (0.48)        0.19          0.87         (0.50)        (0.68)
                                      ----------   ----------    ----------    ----------    ----------
Total from investment operations      $     0.19   $     0.87    $     1.55    $     0.23    $     0.22
                                      ----------   ----------    ----------    ----------    ----------
Less distributions declared to
shareholders from net investment
income                                $    (0.69)  $    (0.47)   $    (0.39)   $    (0.64)   $    (0.84)
                                      ----------   ----------    ----------    ----------    ----------
Net asset value, end of period        $     9.87   $    10.37    $     9.97    $     8.81    $     9.22
                                      ----------   ----------    ----------    ----------    ----------
Total return (%) (k)(s)(r)                  2.16         9.15         17.96          2.56          2.07

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.90         0.86          0.89          0.88          1.01
Expenses after expense
reductions(f)                               0.90         0.89(e)       0.90(e)       0.90(e)       0.91
Net investment income                       6.81         6.86          7.23          8.32          9.53
Portfolio turnover                            56           63            82            68            64
Net assets at end of period
(000 Omitted)                         $  355,264   $  379,246    $  319,245    $  120,711    $   84,515

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

5.  INVESTORS GROWTH STOCK SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     9.51     $     8.71     $     7.08     $     9.77     $    13.00
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income (loss)(d)       $     0.01     $     0.03     $     0.00(w)  $    (0.00)(w) $     0.01
Net realized and unrealized gain
(loss) on investments and foreign
currency                                    0.41           0.77           1.63          (2.69)         (3.14)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.42     $     0.80     $     1.63     $    (2.69)    $    (3.13)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.03)    $       --     $       --     $       --     $    (0.01)
From net realized gain on
investments and foreign
currency transactions                         --             --             --             --          (0.09)
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $    (0.03)    $       --     $       --     $       --     $    (0.10)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $     9.90     $     9.51     $     8.71     $     7.08     $     9.77
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(s)(r)                  4.49           9.18(b)       23.02         (27.53)        (24.14)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.90           0.86           0.88           0.88           0.91
Expenses after expense
reductions(f)                               0.90           0.86           0.88           0.88           0.92(e)
Net investment income (loss)                0.09           0.37           0.04          (0.03)          0.07
Portfolio turnover                           146            144            253            214            265
Net assets at end of period
(000 Omitted)                         $  176,463     $  217,934     $  199,674     $  120,593     $  147,280

----------

(d)  Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(w)  Per share amount was less than $0.01.
(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

6.  INVESTORS TRUST SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    18.08     $    16.34     $    13.47     $    17.12     $    21.00
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.10     $     0.11     $     0.11     $     0.09     $     0.10
Net realized and unrealized gain
(loss) on investments and foreign
currency                                    1.21           1.73           2.86          (3.66)          3.40
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     1.31     $     1.84     $     2.97     $    (3.57)    $    (3.30)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.10)    $    (0.10)    $    (0.10)    $    (0.08)    $    (0.09)
From net realized gain on
investments and foreign currency
transactions                                  --             --             --             --          (0.49)
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $    (0.10)    $    (0.10)    $    (0.10)    $    (0.08)    $    (0.58)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    19.29     $    18.08     $    16.34     $    13.47     $    17.12
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (r)(s)(k)                  7.31          11.36(b)       22.15         (20.96)        (15.95)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.88           0.86           0.87           0.88           0.90
Expenses after expense
reductions(f)                               0.88           0.86           0.87           0.88           0.90
Net investment income                       0.55           0.68           0.78           0.62           0.54
Portfolio turnover                            55             89             88             71             84
Net assets at end of period
(000 Omitted)                         $  722,738     $  631,827     $  481,914     $  378,720     $  502,723

----------

(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

7.  MID CAP GROWTH SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     7.08     $     6.18     $     4.51     $     7.94     $     9.74
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment loss(d)                $    (0.03)    $    (0.04)    $    (0.02)    $    (0.02)    $    (0.02)
Net realized and unrealized
gain (loss) on investments and
foreign currency                            0.25           0.94           1.69          (3.41)         (1.68)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.22     $     0.90     $     1.67     $    (3.43)    $    (1.70)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $       --     $       --     $       --     $       --     $    (0.00)(w)
From net realized gain on
investments and foreign currency
transactions                                  --             --             --             --          (0.10)
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $       --     $       --     $       --     $       --     $    (0.10)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $     7.30     $     7.08     $     6.18     $     4.51     $     7.94
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (s)(k)(r)                  3.11          14.56          37.03         (43.20)        (17.55)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.92           0.87           0.91           0.91           0.96
Expenses after expense
reductions(f)                               0.92           0.87           0.89           0.90           0.91
Net investment loss                        (0.40)         (0.56)         (0.45)         (0.34)         (0.20)
Portfolio turnover                            86             83             86            144            105
Net assets at end of period
(000 Omitted)                         $  216,765     $  221,192     $  165,102     $   56,909     $   48,453

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

8.  MONEY MARKET SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.03     $     0.01     $     0.01     $     0.01     $     0.04
Net realized gain (loss) on
investments                                (0.00)(w)         --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.03     $     0.01     $     0.01     $     0.01     $     0.04
                                      ----------     ----------     ----------     ----------     ----------
Less distributions declared to
shareholders from net investment
income                                $    (0.03)    $    (0.01)    $    (0.01)    $    (0.01)    $    (0.04)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(r)                     2.73           0.78           0.61           1.31           3.72

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               2.83           1.68           0.99           0.79           0.85
Expenses after expense
reductions(f)                               0.60           0.60           0.60           0.60           0.61
Net investment income                       2.64           0.72           0.64           1.30           3.50
Net assets at end of period
(000 Omitted)                         $    2,224     $    2,804     $    5,256     $   17,006     $   20,706

----------

(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

9.  NEW DISCOVERY SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    14.87     $    13.96     $    10.44     $    15.27     $    16.61
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment loss(d)                $    (0.09)    $    (0.09)    $    (0.08)    $    (0.07)    $    (0.09)
Net realized and unrealized
gain (loss) on investments and
foreign currency                            0.87           1.00           3.60          (4.76)         (0.74)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.78     $     0.91     $     3.52     $    (4.83)    $    (0.83)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gain on
investments and foreign currency
transactions                          $       --     $       --     $       --     $       --     $    (0.51)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    15.65     $    14.87     $    13.96     $    10.44     $    15.27
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(s)(r)                  5.25           6.52          33.72         (31.63)         (5.03)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               1.06           1.01           1.04           1.05           1.09
Expenses after expense
reductions(f)                               1.06           1.01           1.04           1.05           1.06
Net investment loss                        (0.61)         (0.67)         (0.62)         (0.56)         (0.61)
Portfolio turnover                           132            134             88             90             63
Net assets at end of period
(000 Omitted)                         $  406,190     $  380,100     $  290,364     $  157,863     $  194,098

----------

(d)  Per share data are based on average shares outstanding.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.

10.  RESEARCH SERIES--INITIAL CLASS

                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    15.30     $    13.35     $    10.78     $    14.32     $    20.80
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.07     $     0.06     $     0.10     $     0.06     $     0.03
Net realized and unrealized gain
(loss) on investments and foreign
currency                                    1.11           2.04           2.55          (3.57)         (4.15)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     1.18     $     2.10     $     2.65     $    (3.51)    $    (4.12)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.07)    $    (0.15)    $    (0.08)    $    (0.03)    $    (0.00)(w)
From net realized gain on
investments and foreign
currency transactions                         --             --             --             --          (2.36)
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $    (0.07)    $    (0.15)    $    (0.08)    $    (0.03)    $    (2.36)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    16.41     $    15.30     $    13.35     $    10.78     $    14.32
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(s)(r)                  7.80          15.85(b)       24.71(j)      (24.54)        (21.25)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.93           0.88           0.88           0.87           0.89
Expenses after expense
reductions(f)                               0.93           0.88           0.88           0.87           0.89
Net investment income                       0.47           0.47           0.83           0.52           0.20
Portfolio turnover                            93            118            124             98             99
Net assets at end of period
(000 Omitted)                         $  289,472     $  339,259     $  352,464     $  488,917     $  808,889

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

11.  RESEARCH BOND SERIES--INITIAL CLASS


                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    12.16     $    12.19     $    11.82     $    11.52     $    11.32
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.51     $     0.59     $     0.62     $     0.67     $     0.72
Net realized and unrealized
gain (loss) on investments and
foreign currency                           (0.34)          0.11           0.45           0.30           0.22
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.17     $     0.70     $     1.07     $     0.97     $     0.94
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.62)    $    (0.73)    $    (0.70)    $    (0.67)    $    (0.74)
From net realized gain on
investments and foreign
currency transactions                      (0.10)            --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $    (0.72)    $    (0.73)    $    (0.70)    $    (0.67)    $    (0.74)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    11.61     $    12.16     $    12.19     $    11.82     $    11.52
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(s)(r)                  1.51           6.06           9.34           8.92           8.71

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               1.12           0.99           0.94           0.92           0.99
Expenses after expense
reductions(f)                               0.73           0.75           0.75           0.75           0.75
Net investment income                       4.40           4.88           5.04           5.92           6.34
Portfolio turnover                            88             55            116            132            281
Net assets at end of period
(000 Omitted)                         $   36,738     $   28,881     $   31,981     $   33,755     $   31,087

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

12.  STRATEGIC INCOME SERIES--INITIAL CLASS


                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    11.25     $    11.02     $    10.53     $    10.09     $    10.01
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.56     $     0.59     $     0.55     $     0.50     $     0.50
Net realized and unrealized
gain (loss) on investments and
foreign currency                           (0.37)          0.22           0.51           0.32          (0.04)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     0.19     $     0.81     $     1.06     $     0.82     $     0.46
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.76)    $    (0.58)    $    (0.57)    $    (0.38)    $    (0.38)
From net realized gain on
investments and foreign
currency transactions                      (0.04)            --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                          $    (0.80)    $    (0.58)    $    (0.57)    $    (0.38)    $    (0.38)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    10.64     $    11.25     $    11.02     $    10.53     $    10.09
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(r)(s)                  1.89           7.73          10.38           8.40           4.75

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               1.25           1.08           1.11           1.10           1.12
Expenses after expense
reductions(f)                               0.90           0.90           0.90           0.90           0.92
Net investment income                       5.24           5.41           5.16           4.85           4.99
Portfolio turnover                            64             69            146            249            171
Net assets at end of period
(000 Omitted)                         $   32,323     $   33,700     $   35,888     $   37,505     $   47,484

----------

(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

13.  TOTAL RETURN SERIES--INITIAL CLASS


                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     21.43    $     19.58    $     17.14    $     18.60    $    19.59
                                      -----------    -----------    -----------    -----------    ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $      0.48    $      0.46    $      0.38    $      0.45    $     0.51
Net realized and unrealized
gain (loss) on investments and
foreign currency                             0.06           1.72           2.37          (1.37)        (0.46)
                                      -----------    -----------    -----------    -----------    ----------
Total from investment operations      $      0.54    $      2.18    $      2.75    $     (0.92)   $     0.05
                                      -----------    -----------    -----------    -----------    ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $     (0.43)   $     (0.33)   $     (0.31)   $     (0.30)   $    (0.42)
From net realized gain on
investments and foreign
currency transactions                       (0.85)            --             --          (0.24)        (0.62)
                                      -----------    -----------    -----------    -----------    ----------
Total distributions declared to
shareholders                          $     (1.28)   $     (0.33)   $     (0.31)   $     (0.54)   $    (1.04)
                                      -----------    -----------    -----------    -----------    ----------
Net asset value, end of period        $     20.69    $     21.43    $     19.58    $     17.14    $    18.60
                                      -----------    -----------    -----------    -----------    ----------
Total return (%) (k)(r)(s)                   2.82          11.32          16.32          (5.17)         0.25

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                                0.84           0.83           0.84           0.86          0.89
Expenses after expense
reductions(f)                                0.84           0.83           0.84           0.86          0.89
Net investment income                        2.32           2.28           2.14           2.58          2.75
Portfolio turnover                             46             57             53             73            98
Net assets at end of period
(000 Omitted)                         $ 2,572,096    $ 2,406,156    $ 1,790,999    $ 1,036,038    $  684,964

----------

(d)  Per share data are based on average shares outstanding.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.

14.  UTILITIES SERIES--INITIAL CLASS


                                                                 YEARS ENDED 12/31
                                      ----------------------------------------------------------------------
                                         2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    20.45     $    15.95     $    12.03     $    15.94     $    23.57
                                      ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)              $     0.40     $     0.36     $     0.29     $     0.31     $     0.39
Net realized and unrealized
gain (loss) on investments and
foreign currency                            3.02           4.39           3.95          (3.88)         (5.53)
                                      ----------     ----------     ----------     ----------     ----------
Total from investment operations      $     3.42     $     4.75     $     4.24     $    (3.57)    $    (5.14)
                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income            $    (0.13)    $    (0.25)    $    (0.32)    $    (0.34)    $    (0.69)
From net realized gain on
investments and foreign
currency transactions                         --             --             --             --          (1.80)
                                      ----------     ----------     ----------     ----------     ----------
Total distributions
declared to shareholders              $    (0.13)    $    (0.25)    $    (0.32)    $    (0.34)    $    (2.49)
                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period        $    23.74     $    20.45     $    15.95     $    12.03     $    15.94
                                      ----------     ----------     ----------     ----------     ----------
Total return (%) (k)(s)(r)                 16.84          30.20(b)       35.89         (22.76)        (24.20)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense
reductions(f)                               0.90           0.89           0.92           0.94           0.93
Expenses after expense
reductions(f)                               0.90           0.89           0.92           0.94           0.93
Net investment income                       1.80           2.11           2.11           2.38           2.03
Portfolio turnover                            88            105            134            102            102
Net assets at end of period
(000 Omitted)                         $  506,315     $  357,652     $  243,275     $  170,032     $  260,749

----------

(d)  Per share data are based on average shares outstanding.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

15.  VALUE SERIES--INITIAL CLASS


                                                       YEARS ENDED 12/31
                                       -------------------------------------------------
                                          2005         2004         2003        2002(c)
----------------------------------------------------------------------------------------
Net asset value, beginning of period   $    12.13   $    10.76   $     8.63   $    10.00
                                       ----------   ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income(d)               $     0.18   $     0.16   $     0.14   $     0.16
Net realized and unrealized gain
(loss) on investments and foreign
currency                                     0.60         1.44         2.01        (1.53)
                                       ----------   ----------   ----------   ----------
Total from investment operations       $     0.78   $     1.60   $     2.15   $    (1.37)
                                       ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net investment income             $    (0.10)  $    (0.06)  $    (0.02)  $       --
From net realized gain on
investments and foreign
currency transactions                       (0.29)       (0.17)          --           --
                                       ----------   ----------   ----------   ----------
Total distributions declared to
shareholders                           $    (0.39)  $    (0.23)  $    (0.02)  $       --
                                       ----------   ----------   ----------   ----------
Net asset value, end of period         $    12.52   $    12.13   $    10.76   $     8.63
                                       ----------   ----------   ----------   ----------
Total return (%) (k)(s)(r)                   6.66        15.18        24.96       (13.70)(n)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
Expenses before expense reductions(f)        0.91         0.93         1.18         2.94(a)
Expenses after expense reductions(f)         0.90         0.90         0.90         0.90(a)
Net investment income                        1.50         1.44         1.45         1.89(a)
Portfolio turnover                             20           34           48          102
Net assets at end of period
(000 Omitted)                          $  132,371   $   83,704   $   36,981   $    5,497

----------

(c) For the period from the commencement of the series' investment operations, January 2, 2002 through December 31, 2002.
(r) Certain expenses have been reduced without which performance would have been lower.
(a)  Annualized.
(n)  Not annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

APPENDIX A                                          CAPITAL OPPORTUNITIES SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                EMERGING GROWTH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                               --
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                  GLOBAL EQUITY SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Global Equity Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                         --
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                            --
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                       --
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                               --
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                    HIGH INCOME SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the High Income Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                          --
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                                --
       Options on Futures Contracts                                 --
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                         INVESTORS GROWTH STOCK SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Investors Growth Stock Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                         --
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                            --
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                               --
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                INVESTORS TRUST SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Investors Trust Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                            --
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                                --
       Options on Futures Contracts                                 --
       Options on Securities                                        --
       Options on Stock Indices                                     --
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                 MID CAP GROWTH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Mid Cap Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                   --
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                          --
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                   MONEY MARKET SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Money Market Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective and the rules governing money market funds. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                            --
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                              --
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                          --
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                             --
       Foreign Securities                                           --
     Forward Contracts                                              --
     Futures Contracts                                              --
     Indexed Securities/Structured Products                         --
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                                --
       Options on Futures Contracts                                 --
       Options on Securities                                        --
       Options on Stock Indices                                     --
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                    --
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                       --

APPENDIX A                                                  NEW DISCOVERY SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
         Loans and Other Direct Indebtedness                        --
         Lower Rated Bonds                                         /X/
         Municipal Bonds                                            --
         U.S. Government Securities                                /X/
         Variable and Floating Rate Obligations                    /X/
         Zero Coupon Bonds, Deferred Interest Bonds
          and PIK Bonds                                            /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                               /X/
       "Yield Curve" Options                                       /X/
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                       RESEARCH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Research Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                    --
         Corporate Asset-Backed Securities                          --
         Mortgage Pass-Through Securities                           --
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                          --
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                              --
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                               --
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                  --
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                  RESEARCH BOND SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Research Bond Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                       /X/
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                          --
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                             /X/
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                               /X/
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                               /X/
       "Yield Curve" Options                                       /X/
     Repurchase Agreements                                         /X/
     Short Sales                                                    --
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                               STRATEGIC INCOME SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Strategic Income Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                       /X/
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                             /X/
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                               /X/
       "Yield Curve" Options                                       /X/
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                   TOTAL RETURN SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Total Return Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                       /X/
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                             /X/
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                               /X/
       "Yield Curve" Options                                       /X/
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                      UTILITIES SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Utilities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES                                     /X/
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                        --
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                                --
       "Yield Curve" Options                                        --
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                       --
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

APPENDIX A                                                          VALUE SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Value Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS     /X/ SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                     ANTICIPATES USING                CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES                                     /X/
         Collateralized Mortgage Obligations
          and Multiclass Pass-Through Securities                   /X/
         Corporate Asset-Backed Securities                         /X/
         Mortgage Pass-Through Securities                          /X/
         Stripped Mortgage-Backed Securities                       /X/
       Corporate Securities                                        /X/
       Loans and Other Direct Indebtedness                         /X/
       Lower Rated Bonds                                           /X/
       Municipal Bonds                                             /X/
       U.S. Government Securities                                  /X/
       Variable and Floating Rate Obligations                      /X/
       Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                              /X/
     Equity Securities                                             /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                 /X/
       Depositary Receipts                                         /X/
       Dollar-Denominated Foreign Debt Securities                  /X/
       Emerging Markets                                            /X/
       Foreign Securities                                          /X/
     Forward Contracts                                             /X/
     Futures Contracts                                             /X/
     Indexed Securities/Structured Products                        /X/
     Inverse Floating Rate Obligations                              --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                              /X/
       Closed-End Funds                                            /X/
     Lending of Portfolio Securities                               /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                              --
       Mortgage "Dollar-Roll" Transactions                         /X/
       Reverse Repurchase Agreements                                --
     OPTIONS
       Options on Foreign Currencies                               /X/
       Options on Futures Contracts                                /X/
       Options on Securities                                       /X/
       Options on Stock Indices                                    /X/
       Reset Options                                               /X/
       "Yield Curve" Options                                       /X/
     Repurchase Agreements                                         /X/
     Short Sales                                                   /X/
     Short Term Instruments                                        /X/
     Swaps and Related Derivative Instruments                      /X/
     Temporary Borrowings                                          /X/
     Temporary Defensive Positions                                 /X/
     "When-Issued" Securities                                      /X/

MFS(R) VARIABLE INSURANCE TRUST(SM)

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board, Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Variable Insurance Trust--[name of series], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer of the series. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

TO GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE SERIES, AND TO MAKE INQUIRIES ABOUT THE SERIES, PLEASE CONTACT THE INSURANCE OR ANNUITY COMPANY THROUGH WHICH YOU HAVE PURCHASED YOUR CONTRACT OR:

     MFS Service Center, Inc.
     500 Boylston Street
     Boston, MA 02116

     Telephone: 1-800-637-8730

     Internet: mfs.com

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2006, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

     The trust's Investment Company Act file number is 811-8326

                                                                    MVI-PRO-5/06